Schedule of Revenues, Based on the Customer’s Location (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
RevenueFromContractWithCustomerLineItems [Line Items]
Total revenue	$ 5,779	$ 6,641	$ 8,811	$ 7,438
UNITED STATES
RevenueFromContractWithCustomerLineItems [Line Items]
Total revenue	5,464	6,458	8,544	7,165
Non-US [Member]
RevenueFromContractWithCustomerLineItems [Line Items]
Total revenue	$ 315	$ 183	$ 267	$ 273